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                                 SchwabFunds(R)
                             101 Montgomery Street
                            San Francisco, CA 94104

                                January 6, 1998

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     Schwab Capital Trust - File No. 33-62470 and 811-7704
                Schwab S&P 500 Fund
                Schwab Small-Cap Index Fund(R)
                Schwab International Index Fund(R)
        Post-Effective Amendment No. 22

        Schwab Investments - File No. 33-37459 and 811-6200
                Schwab 1000 Fund(R)
        Post-Effective Amendment No. 22

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the joint prospectus, dated December 31, 1997, for the above-named Funds does not differ from the joint prospectus in the most recently electronically filed Post-Effective Amendment No. 22 for each above-named Trust. Also pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the joint Statement of Additional Information (SAI), dated December 31, 1997, for the above-named Funds does not differ from the joint SAI in the most recently electronically filed Post-Effective Amendment No. 22 for each above-named Trust.


Sincerely,

/s/ Amy L. Mauk

Amy L. Mauk
Corporate Counsel
Charles Schwab Investment Management, Inc.